Deferred dry dock and special survey costs, net (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Dry Dock And Special Survey Costs Net
Deferred charges, net (Table)

Dry - docking Costs
As of January 1, 2022	$37,629
Additions	30,105
Amortization	(13,071)
As of December 31, 2022	$54,663
Additions	38,341
Amortization	(19,284)
As of December 31, 2023	$73,720
Additions	42,506
Amortization	(24,287)
As of December 31, 2024	$91,939